Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 2,275.1
Noncurrent portion	15,041.8	$ 502.9
Lease liabilities recognized on January 1, 2019	$ 17,316.9		$ 19,903.6